Consolidated Balance Sheets (Q2) (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Allowance for loan losses	$ (17,192)	$ (20,886)
Preferred stock, par value per share (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	50,000,000	50,000,000
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Common stock, par value per share (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	949,999,000	949,999,000
Common stock, shares issued (in shares)	44,284,833	44,510,051
Common stock, shares outstanding (in shares)	44,284,833	44,510,051
Restricted cash	$ 14,323	$ 10,070
Commercial Mortgage Backed Securities
Aggregate carrying value	$ 0	$ 179,392
Convertible Preferred Stock Series A
Preferred stock, par value per share (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	60,000	60,000
Preferred stock, shares issued (in shares)	25,567	40,515
Preferred stock, shares outstanding (in shares)	25,567	40,515
Convertible Preferred Stock Series C
Preferred stock, par value per share (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	20,000	20,000
Preferred stock, shares issued (in shares)	1,400	1,400
Preferred stock, shares outstanding (in shares)	1,400	1,400
Convertible Preferred Stock Series D
Preferred stock, par value per share (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	20,000	20,000
Preferred stock, shares issued (in shares)	17,950	0
Preferred stock, shares outstanding (in shares)	17,950	0
Collaterized loan obligation
Restricted cash	$ 128,300	$ 98,600